Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000130309 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000130309 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000130309 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000130309 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000130309 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000130309 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000130309 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000130309 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000130309 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
C000130309 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
C000130309 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130309 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000130309 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000130309 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130309 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000130309 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000130309 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130309 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130309 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130309 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130309 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173298 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000173298 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000173298 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000173298 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000173298 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000173298 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000173298 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000173298 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000173298 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[2]
C000173298 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[2]
C000173298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000173298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000173298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000173298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000173298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000173298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000173298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173298 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173298 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000012 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000000012 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000000012 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000000012 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000000012 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000000012 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000000012 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
C000000012 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000000012 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[3]
C000000012 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[3]
C000000012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000000012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000012 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000000012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000012 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000012 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.